Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Note 24.	Income Taxes

The Company’s components of income before income taxes are as follows:

	Year Ended December 31,
	2011	2012	2013
Domestic	$36,764	$37,071	$(105,606)
Foreign	14,408	19,887	208,326

	$51,172	$56,958	$102,720

The components of the income tax provision (benefit) are as follows:

	Year Ended December 31,
	2011	2012	2013
Current:
Domestic	$3,358	$(361)	$—
Foreign	3,599	9,336	20,898

Total current provision	$6,957	$8,975	$20,898
Deferred:
Domestic	(50,646)	8,701	(396)
Foreign	(5,571)	(6,535)	18,504

Total deferred provision (benefit)	$(56,217)	$2,166	$18,108

Income tax provision (benefit)	$(49,260)	$11,141	$39,006

Reconciliation of income tax computed at the Netherlands statutory tax rate to the income tax provision (benefit) is as follows:

	Year Ended December 31,
	2011	2012	2013
Income tax expense at statutory rate(1)	$12,793	$14,240	$25,680
Foreign tax rate differential	(6,114)	(6,717)	(12,682)
Dutch tax ruling—innovation box regime	(1,103)	(2,224)	22,616
Dutch tax ruling—tax restructuring deferred tax asset	(58,494)	—	—
Dutch tax ruling—additional tax benefit	(1,618)	(3,623)	—
Non-deductible expenses	3,200	4,170	2,075
Valuation allowance	4,220	5,512	(187)
Other	(2,144)	(217)	1,504

Income tax provision (benefit)	$(49,260)	$11,141	$39,006

(1)	The statutory rate was 25% in 2011, 2012 and 2013.

Dutch tax ruling

On June 1, 2011, the Company entered into an innovation box regime in the Netherlands, resulting in the recognition of tax benefits (deferred tax assets), which significantly impacted its effective tax rate in 2011. Under the innovation box regime the income attributable to certain research and development activities is subject to an effective rate of 5%, in lieu of the Dutch statutory corporate income tax rate of 25%. As a consequence, the enacted Dutch tax rate was 22%, 19% and 16% for 2011, 2012 and 2013, respectively. The current innovation box ruling will end December 2020.

Simultaneously, the Company entered into an agreement regarding special deductions on acquired intellectual property, which was updated in December 2012 and December 2013. This agreement on special deductions will end on December 31, 2018. The effects on per share data is $0.04, $0.07 and nil for 2011, 2012 and 2013, respectively.

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred income tax assets and liabilities are as follows:

	December 31,
	2012	2013
Deferred tax assets:
Fixed assets and intangible assets	$33,641	$19,729
Deferred revenues	31,392	27,610
Provisions and reserves	1,133	2,226
Net operating loss carry forwards	23,895	18,387
Other	179	2,468

Gross deferred tax assets	$90,240	$70,420
Valuation allowance	(11,359)	(11,124)

Total deferred tax asset	$78,881	$59,296
Deferred tax liabilities:
Other	(1,806)	(923)

Total deferred tax liabilities	$(1,806)	$(923)

Net deferred tax asset	$77,075	$58,373

Deferred tax asset—current portion	$24,361	$25,058
Deferred tax asset—non-current portion	53,805	33,820
Deferred tax liability—current portion	(1,091)	(163)
Deferred tax liability—non-current portion	—	(342)

Net deferred tax asset	$77,075	$58,373

The Company maintains a valuation allowance on net operating losses and other deferred tax assets in jurisdictions for which it does not believe it is more-likely-than-not to realize those deferred tax assets based upon all available positive and negative evidence, including historical operating performance, carryback periods, reversal of taxable temporary differences, tax planning strategies and earnings expectations.

The movement of the valuation allowance on net operating losses and other deferred tax assets is as follows:

	Year Ended December 31,
	2011	2012	2013
Balance at beginning of period	$736	$6,200	$11,359
Charged to expenses	5,464	5,159	1,305
Credited to expenses	—	—	(1,540)

Balance at end of period	$6,200	$11,359	$11,124

As of December 31, 2013, the Company had net operating loss carry forwards of approximately $71,007 which will be available to offset future taxable income. If not used, approximately $54,989 of these carry forwards will expire between 2020 and 2033. The remaining portion of the carry forwards arose in jurisdictions where losses do not expire.

The Company intends to remit all earnings in its foreign subsidiaries and has established deferred tax liability of approximately $300 for unremitted earnings.

As of December 31, 2012 and December 31, 2013, the Company had no unrecognized tax benefits.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in tax expense. The Company had no amounts accrued for interest and penalties during the years presented.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years presented is as follows:

	Year Ended December 31,
	2011	2012	2013
Balance at January 1,	$1,541	$—	$—
Additions for tax positions taken during the current period	—	—	—
Reductions due to settlements with taxing authorities	(1,541)	—	—

Balance at December 31,	$—	$—	$—

The Company files numerous consolidated and separate company income tax returns in its domestic and foreign jurisdictions. The Company has no ongoing examinations with local tax authorities. The Company does not expect the amount of unrecognized tax benefits to materially change within the next twelve months. The table below summarizes the open tax years in major jurisdictions as of December 31, 2013:

Jurisdiction	Open Years	Ongoing Examinations
Netherlands	2008 – 2013	N/A
Czech Republic	2011 – 2013	N/A
United Kingdom	2012 – 2013	N/A
United States	2011 – 2013	N/A
Germany	2009 – 2013	N/A
France	2011 – 2013	N/A
Hong Kong	2011 – 2013	N/A
Cyprus	2011 – 2013	N/A
China	2010 – 2013	N/A
Israel	2010 – 2013	N/A
Switzerland	2010 – 2013	N/A
Australia	2012 – 2013	N/A
Canada	2013	N/A